Document and Entity Information	Jun. 03, 2019
Prospectus:
Document Type	497
Document Period End Date	Jun. 03, 2019
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Jun. 03, 2019
Document Effective Date	Jun. 03, 2019
Prospectus Date	Aug. 28, 2018
MFS® Lifetime® 2050 Fund | A
Prospectus:
Trading Symbol	MFFSX
MFS® Lifetime® 2050 Fund | B
Prospectus:
Trading Symbol	MFFRX
MFS® Lifetime® 2050 Fund | C
Prospectus:
Trading Symbol	MFFDX
MFS® Lifetime® 2050 Fund | I
Prospectus:
Trading Symbol	MFFIX
MFS® Lifetime® 2050 Fund | R1
Prospectus:
Trading Symbol	MFFMX
MFS® Lifetime® 2050 Fund | R2
Prospectus:
Trading Symbol	MFFNX
MFS® Lifetime® 2050 Fund | R3
Prospectus:
Trading Symbol	MFFOX
MFS® Lifetime® 2050 Fund | R4
Prospectus:
Trading Symbol	MFFPX
MFS® Lifetime® 2050 Fund | R6
Prospectus:
Trading Symbol	MFFKX